Financial results, net - Summary of Components of Financial Income Expense Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income (Expense), Net [Abstract]
Foreign exchange (losses) / gains	$ (4,509)	$ 11,131	$ (6,982)
(Losses) / gains on derivative financial instruments	(1,096)	10,648	3,648
Interest income	5,972	3,857	7,944
Interest expense	(5,686)	(5,471)	(5,767)
Factoring expense	(5,382)	(2,194)	(15,379)
Bank expenses	(278)	(1,371)	(481)
Others	772	(3,690)	(198)
Total financial results, net	$ (10,207)	$ 12,910	$ (17,215)